Offerings - Offering: 1	Sep. 10, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.950% Notes due 2030
Amount Registered | shares	350,000,000
Proposed Maximum Offering Price per Unit	0.99345
Maximum Aggregate Offering Price	$ 347,707,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 53,234.02
Offering Note	The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price, and Rule 456(b) and 457(r) under the Securities Act. In accordance with Rules 456(b) and 457(r) under the Securities Act, Capital Southwest Corporation (the “Registrant”) initially deferred payment of all of the registration fees relating to the Registrant’s Registration Statement on Form N-2 (File No. 333-282873), which was filed with the Securities and Exchange Commission (the “SEC”) on October 29, 2024 and automatically became effective upon filing with the SEC (the “Registration Statement”). This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Table” in the Registration Statement.